UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pembroke Management, LTD
Address:  1002 Sherbrooke Street West
          Suite 1700
          Montreal, Quebec, H3A 354

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael McLaughlin
Title:    Partner
Phone:    514-848-1991

Signature, Place, and Date of Signing:

    /s/ Michael McLaughlin            Montreal, Quebec               12/10/12
    ----------------------            ----------------               --------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           46
                                         -----------

Form 13F Information Table Value Total:  $   251,390
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Acadia Healthcare               Common    00404A109        7,938      338,800  SH         Sole        None       338,800
Almost Family Inc               Common    020409108          398       19,000  SH         Sole        None        19,000
Bottomline Technologies         Common    101388106        2,228       91,800  SH         Sole        None        91,800
Brown & Brown                   Common    115236101          656       25,600  SH         Sole        None        25,600
Catamaran                       Common    148887102        4,372       45,385  SH         Sole        None        45,385
Coinstar                        Common    19259P300        2,665       60,253  SH         Sole        None        60,253
Comstock Resources              Common    205768203        3,587      198,499  SH         Sole        None       198,499
Denbury Resources               Common    247916208        4,028      253,500  SH         Sole        None       253,500
DFC Global                      Common    23324T107        7,559      448,300  SH         Sole        None       448,300
Encore Capital Group            Common    292554102        8,363      301,000  SH         Sole        None       301,000
Forbes Energy Services          Common    345143101        1,733      508,200  SH         Sole        None       508,200
Forrester Research              Common    346563109        5,864      207,300  SH         Sole        None       207,300
Genesco                         Common    371532102        8,929      136,100  SH         Sole        None       136,100
Gentherm                        Common    37253A103        7,604      621,700  SH         Sole        None       621,700
GreenWay Medical Tech           Common    39679B103        4,622      274,900  SH         Sole        None       274,900
Gulfport Energy                 Common    402635304        7,933      258,100  SH         Sole        None       258,100
Healthcare Services Group       Common    421906108       11,004      489,600  SH         Sole        None       489,600
Healthstream Inc.               Common    42222N103        4,298      153,600  SH         Sole        None       153,600
Hibbett Sports                  Common    428567101        4,226       72,300  SH         Sole        None        72,300
ICG Group                       Common    44928D108       12,488    1,250,100  SH         Sole        None     1,250,100
Innerworkings                   Common    45773Y105        4,749      371,000  SH         Sole        None       371,000
Kirby                           Common    497266106        8,517      156,700  SH         Sole        None       156,700
Leggett & Platt                 Common    524660107          731       29,670  SH         Sole        None        29,670
Liquidity Services              Common    53635B107       10,273      208,100  SH         Sole        None       208,100
Liveperson                      Common    538146101        5,559      312,200  SH         Sole        None       312,200
Magnum Hunter Resources         Common    55973B102        3,607      826,200  SH         Sole        None       826,200
Mastec                          Common    576323109       10,701      552,500  SH         Sole        None       552,500
Maximus                         Common    577933104        9,001      153,300  SH         Sole        None       153,300
Motorcar Parts Of America       Common    620071100          580      121,600  SH         Sole        None       121,600
New York Community Bancorp      Common    649445103        1,073       77,050  SH         Sole        None        77,050
NIC                             Common    62914B100        8,021      551,200  SH         Sole        None       551,200
Northern Oil & Gas              Common    665531109        3,755      224,800  SH         Sole        None       224,800
O'Reilly Automotive             Common    67103H107        4,505       54,800  SH         Sole        None        54,800
Portfolio Recovery Associates   Common    73640Q105        9,888       96,300  SH         Sole        None        96,300
Premiere Global Services        Common    740585104        1,102      119,900  SH         Sole        None       119,900
Range Resources                 Common    75281A109        1,223       17,800  SH         Sole        None        17,800
Raymond James Financial         Common    754730109        4,479      124,300  SH         Sole        None       124,300
Rexx Energy                     Common    761565100        3,611      275,200  SH         Sole        None       275,200
Royal Gold                      Common    780287108        5,663       57,700  SH         Sole        None        57,700
Signature Bank                  Common    82669G104        6,965      105,600  SH         Sole        None       105,600
Syntel                          Common    87162H103        8,204      133,700  SH         Sole        None       133,700
Texas Capital Bancshares        Common    88224Q107        4,433       90,700  SH         Sole        None        90,700
Ultra Petroleum                 Common    903914109        6,477      299,700  SH         Sole        None       299,700
Virtusa                         Common    92827P102        6,561      375,500  SH         Sole        None       375,500
Web.Com Group                   Common    94733A104        6,668      377,800  SH         Sole        None       377,800
World Fuel Services             Common    981475106        4,552      130,000  SH         Sole        None       130,000